Intangible Assets - Schedule of Estimated Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2022	$ 225,179
2023	188,892
2024	187,447
2025	162,768
2026	$ 113,037